Short Sales and Derivatives - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 EUR (€)	May 18, 2018 EUR (€)	Apr. 17, 2018 USD ($)	Mar. 29, 2018 EUR (€)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 EUR (€)	Dec. 04, 2017 CAD ($)
Disclosure of financial assets [line items]
Notional amount	$ 6,506,400,000	$ 6,396,900,000
Net gains (losses) on investments	252,900,000	1,467,500,000
Assets pledged for short sale and derivative obligations, at cost	186,100,000	272,500,000
Assets pledged for short sale and derivative obligations, collateral, entering derivative contracts	126,100,000	236,500,000
Assets pledged for short sale and derivative obligations, collateral, fair value changes	60,000,000	36,000,000
Financial assets pledged as liabilities	6,104,400,000	5,706,000,000
Equity total return swaps – short positions, investment purposes
Disclosure of financial assets [line items]
Notional amount	276,500,000	539,200,000
Equity index total return swaps – short positions, investment purposes
Disclosure of financial assets [line items]
Notional amount	0	54,800,000
Equity total return swaps – short positions
Disclosure of financial assets [line items]
Notional amount	414,400,000	892,500,000
Net cash paid (received) for derivative closures and reset provisions	46,800,000	485,600,000
Notional amount of derivatives settled	565,800,000
Net gains (losses) on investments	(11,400,000)
Realized gain (loss) on derivatives	(248,200,000)
Unrealized gain (loss)	(236,800,000)
Equity total return swaps – long positions
Disclosure of financial assets [line items]
Notional amount	390,300,000	697,800,000
Net cash paid (received) for derivative closures and reset provisions	37,200,000	(21,600,000)
Notional amount of derivatives settled	452,900,000
Net gains (losses) on investments	19,500,000
Realized gain (loss) on derivatives	16,500,000
Unrealized gain (loss)	(3,000,000)
Equity total return swaps – long positions, individual equities
Disclosure of financial assets [line items]
Notional amount	501,500,000	706,300,000
U.S. treasury bond forward contracts
Disclosure of financial assets [line items]
Notional amount	471,900,000	1,693,800,000
CPI-linked derivative contracts
Disclosure of financial assets [line items]
Notional amount	114,426,400,000	117,254,600,000
Unrealized gain (loss)	$ (644,000,000)	$ (638,800,000)
Average life (in years)	3 years 7 months 6 days	4 years 7 months 6 days
Unsecured senior notes
Disclosure of financial assets [line items]
Notional amount					€ 150,000,000	$ 600,000,000	€ 600,000,000			$ 650.0
Hedges of net investment in foreign operations | Unsecured senior notes
Disclosure of financial assets [line items]
Borrowings | €					€ 150,000,000.0		€ 600,000,000.0
Other price risk | CPI-linked derivative contracts
Disclosure of financial assets [line items]
Average life (in years)	3 years 7 months 6 days	4 years 7 months 6 days
Net change in unrealized gains (losses)	$ (6,700,000)	$ (71,000,000)
Credit risk | Cash
Disclosure of financial assets [line items]
Financial assets pledged as liabilities	1,100,000	3,600,000
Credit risk | Government securities
Disclosure of financial assets [line items]
Financial assets pledged as liabilities	18,300,000	35,900,000
Canada
Disclosure of financial assets [line items]
Gains (losses) on hedge of net investment	166,300,000	(106,300,000)
Canada | Hedges of net investment in foreign operations | Unsecured senior notes
Disclosure of financial assets [line items]
Borrowings			$ 2,691.5					$ 2,212.9
Borrowings at fair value	2,028,400,000	1,868,600,000
Europe
Disclosure of financial assets [line items]
Gains (losses) on hedge of net investment	57,100,000	$ 0
Europe | Hedges of net investment in foreign operations | Unsecured senior notes
Disclosure of financial assets [line items]
Borrowings | €				€ 750,000,000					€ 0
Borrowings at fair value	$ 854,500,000